MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST Two World Trade Center

LETTER TO THE SHAREHOLDERS November 30, 1999            New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy, led by consumer demand, has continued to experience robust growth this year. As a result, the fixed-income markets anticipated that the Federal Reserve Board would blunt the risk of inflation by taking back the liquidity it provided during last year's international economic crises. Between June and November 1999, the Fed changed monetary policy and, in three separate moves, raised the federal-funds rate a total of 75 basis points, to 5.50 percent. By the end of November, long-term interest rates had risen to levels last seen more than two years ago.

MUNICIPAL MARKET CONDITIONS

Long-term insured municipal index yields began 1999 near a record low of 5.00 percent. By the end of November, this index yield had increased 100 basis points, to 6.00 percent. Since the prices of bonds move inversely to changes in interest rates, higher yields have led to significantly lower bond prices. The increase in the index yield translated into a 13 percent price decline for a generic insured municipal bond with a 30-year maturity.

The municipal market outperformed U.S. Treasury bonds early in the year but later gave ground. The ratio of long-term municipal yields to 30-year Treasury yields declined from 99 percent at the end of 1998 to 91 percent in May 1999 then reversed itself by rising to 95 percent by the end of November. A declining ratio means municipals have outperformed Treasuries, while a rising ratio indicates underperformance by municipals. Over the past five years the ratio has ranged from a high of 99 percent to a low of 82 percent.

Higher interest rates slowed municipal underwriting in 1999. New-issue volume declined 20 percent in the first 11 months. Refunding activity, the most interest-rate-sensitive component of supply, dropped 50 percent.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

                         30-YEAR BOND YIELDS 1994-1999


                                                                                       INSURED MUNICIPAL YIELDS
                                     INSURED                                              AS A PERCENTAGE OF
                                 MUNICIPAL YIELDS        U.S. TREASURY YIELDS            U.S. TREASURY YIELDS
                                 ----------------        --------------------           -----------------------

1994                                 5.40                     6.34                           85.17
                                     5.40                     6.24                           86.54
                                     5.80                     6.66                           87.09
                                     6.40                     7.09                           90.27
                                     6.35                     7.32                           86.75
                                     6.25                     7.43                           84.12
                                     6.50                     7.61                           85.41
                                     6.25                     7.39                           84.57
                                     6.30                     7.45                           84.56
                                     6.55                     7.81                           83.87
                                     6.75                     7.96                           84.80
                                     7.00                     8.00                           87.50
                                     6.75                     7.88                           85.66
1995                                 6.40                     7.70                           83.12
                                     6.15                     7.44                           82.66
                                     6.15                     7.43                           82.77
                                     6.20                     7.34                           84.47
                                     5.80                     6.66                           87.09
                                     6.10                     6.62                           92.15
                                     6.10                     6.86                           88.92
                                     6.00                     6.66                           90.09
                                     5.95                     6.48                           91.82
                                     5.75                     6.33                           90.84
                                     5.50                     6.14                           89.58
                                     5.35                     5.94                           90.07
1996                                 5.40                     6.03                           89.55
                                     5.60                     6.46                           86.69
                                     5.85                     6.66                           87.84
                                     5.95                     6.89                           86.36
                                     6.05                     6.99                           86.55
                                     5.90                     6.89                           85.63
                                     5.85                     6.97                           83.93
                                     5.90                     7.11                           82.98
                                     5.70                     6.93                           82.25
                                     5.65                     6.64                           85.09
                                     5.50                     6.35                           86.61
                                     5.60                     6.63                           84.46
1997                                 5.70                     6.79                           83.95
                                     5.65                     6.80                           83.09
                                     5.90                     7.10                           83.10
                                     5.75                     6.94                           82.85
                                     5.65                     6.91                           81.77
                                     5.60                     6.78                           82.60
                                     5.30                     6.30                           84.13
                                     5.50                     6.61                           83.21
                                     5.40                     6.40                           84.38
                                     5.35                     6.15                           86.99
                                     5.30                     6.05                           87.60
                                     5.15                     5.92                           86.99
1998                                 5.15                     5.80                           88.79
                                     5.20                     5.92                           87.84
                                     5.25                     5.93                           88.53
                                     5.35                     5.95                           89.92
                                     5.20                     5.80                           89.66
                                     5.20                     5.65                           92.04
                                     5.18                     5.71                           90.72
                                     5.03                     5.27                           95.45
                                     4.95                     5.00                           99.00
                                     5.05                     5.16                           97.87
                                     5.00                     5.06                           98.81
                                     5.05                     5.10                           99.02
1999                                 5.00                     5.09                           98.23
                                     5.10                     5.58                           91.40
                                     5.15                     5.63                           91.47
                                     5.20                     5.66                           91.87
                                     5.30                     5.83                           90.91
                                     5.47                     5.96                           91.78
                                     5.55                     6.10                           90.98
                                     5.75                     6.06                           94.88
                                     5.85                     6.05                           96.69
                                     6.03                     6.16                           97.90
                                     6.00                     6.29                           95.39

PERFORMANCE

In this rising interest rate environment, the net asset value (NAV) of Morgan Stanley Dean Witter Municipal Premium Income Trust (PIA) declined from $10.03 to $9.29 per share during the six-month period ended November 30, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.26 per share, the Fund's total NAV return was -4.29 percent. PIA's value on the New York Stock Exchange (NYSE) fell from $8.75 to $7.5625 per share during the same period. Based on this change plus reinvestment of dividends, PIA's total market return was -10.78 percent. On November 30, 1999, PIA's NYSE market price traded at an
18.60 percent discount to its NAV.

Monthly dividends for the fourth quarter of 1999 were declared in September. Beginning with the October payment, the dividend per share was increased from $0.0425 to $0.045 per share. The new dividend rate reflects the Fund's estimated earnings over the next 6-12 months and its $0.117 per share cushion of undistributed net investment income on November 30, 1999.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 13 long-term sectors and 79 credits. At the end of November, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest-rate changes, was 7.6 years. The refunded bond category comprised 5 percent of net assets. Refunded issues have been refinanced and will be redeemed on the dates shown in the portfolio. The accompanying charts provide current information on the portfolio's credit quality, sector distribution and geographic diversification. Optional call provisions by year and their respective cost (book) yields are also charted.

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, the second the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this 6-month period, ARPS leverage contributed approximately $0.01 per share to common share earnings. Weekly ARPS yields ranged between 3.00 and 3.95 percent. In comparison, the yield on one-year municipal notes increased from
3.20 percent in early June to 3.87 percent at the end of November 1999. The Fund's five ARPS series totaling $100 million represented 32 percent of net assets.

LOOKING AHEAD

The Federal Reserve Board raised interest rates twice in the summer and again in November 1999. These moves confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise short-term interest rates further and influence the level of long-term rates. However, we believe municipal bonds continue to offer tax conscious investors good long-term value relative to Treasuries.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended November 30, 1999, the Fund purchased and retired 710,600 shares of common stock at a weighted average market discount of 14.16 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Premium Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

LARGEST SECTORS AS OF NOVEMBER 30, 1999
(% OF NET ASSETS)

[LARGEST SECTORS BAR CHART]


HOSPITAL                                                                         15.00
ELECTRIC                                                                         15.00
TRANSPORTATION                                                                   13.00
IDR/PCR*                                                                         13.00
GENERAL OBLIGATION                                                                9.00
WATER & SEWER                                                                     8.00
MORTGAGE                                                                          7.00
REFUNDED                                                                          5.00
EDUCATION                                                                         4.00

* Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.


CREDIT RATINGS AS OF NOVEMBER 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

[CREDIT RATINGS PIE CHART]


                                   Aaa OR AAA           Aa OR AA             A OR A            Baa OR BBB              NR
                                        65.00              21.00               3.00                  9.00            2.00

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.



                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS
                               NOVEMBER 30, 1999

ALABAMA..................       3.3%
ARIZONA..................       3.6
CALIFORNIA...............       7.1
COLORADO.................       2.0
GEORGIA..................       4.5
HAWAII...................       1.0
ILLINOIS.................       6.7
KANSAS...................       4.7
LOUISIANA................       0.8
MASSACHUSETTS............       7.2
MICHIGAN.................       3.7%
MINNESOTA................       1.9
MISSISSIPPI..............       0.1
MISSOURI.................       4.0
NEW JERSEY...............       2.7
NEW MEXICO...............       1.2
NEW YORK.................       8.2
NORTH CAROLINA...........       1.0
OHIO.....................       4.2
PENNSYLVANIA.............       1.0
PUERTO RICO..............       0.8%
RHODE ISLAND.............       0.1
SOUTH CAROLINA...........       3.5
TENNESSEE................       1.5
TEXAS....................      14.1
UTAH.....................       2.2
VIRGINIA.................       2.6
WASHINGTON...............       3.3
WISCONSIN................       1.4
                             ------
TOTAL....................      98.4%
                             ======

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

             CALL AND COST (BOOK) YIELD STRUCTURE NOVEMBER 30, 1999

[PERCENT CALLABLE BAR GRAPH]

                                     Weighted Average Call Protection: 6 Years
YEARS BOND CALLABLE                                PERCENT CALLABLE*
                                                   -----------------
2000                                                     11.00
2001                                                      4.00
2002                                                     10.00
2003                                                      0.00
2004                                                     10.00
2005                                                     11.00
2006                                                     12.00
2007                                                      4.00
2008                                                     25.00
2009                                                      6.00
2010+                                                     7.00

[COST (BOOK) YIELD GRAPH]

                                            Weighted Average Book Yield: 6.01%
                                                    COST (BOOK) YIELD **
                                                    --------------------
2000                                                      7.48
2001                                                      7.10
2002                                                      6.20
2003                                                      0.00
2004                                                      6.47
2005                                                      6.04
2006                                                      5.37
2007                                                      6.05
2008                                                      5.36
2009                                                      5.46
2010+                                                     5.89

* % Based on Long-Term Portfolio.

** Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before Fund operating expenses. For example, the fund earned a book yield of 7.5% on 11% of the long-term portfolio that are callable in 2000.

    Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (94.7%)
            General Obligation (9.4%)
$  2,000    California, Dtd 10/01/98 Refg (MBIA)........................   4.50%   10/01/28    $ 1,588,460
   5,000    Los Angeles Unified School District, California, 1997 Ser B
             (FGIC).....................................................   5.00    07/01/23      4,413,200
   3,000    Hawaii, 1999 Ser CT (FSA)...................................   5.875   09/01/17      3,006,000
   3,500    Massachusetts, 1995 Ser A (AMBAC)...........................   5.00    07/01/12      3,413,690
   2,000    Berkley School District, Michigan, Refg Ser 1999 (FGIC).....   4.75    01/01/19      1,714,000
   2,000    Michigan Municipal Bond Authority, School Ser 1998..........   5.25    12/01/13      1,953,520
   3,000    Barberton City School District, Ohio, Ser 1998 (FGIC).......   5.125   11/01/22      2,696,880
   1,300    Puerto Rico, Public Improvement Ser 1998 (MBIA).............   4.875   07/01/23      1,129,908
   3,500    Shelby County, Tennessee, Refg 1995 Ser A...................   5.625   04/01/11      3,571,575
   6,000    Washington, Ser 1993 A......................................   5.75    10/01/17      5,966,400
--------                                                                                       -----------
  31,300                                                                                        29,453,633
--------                                                                                       -----------

            Educational Facilities Revenue (3.9%)
   5,500    Oakland University, Michigan, Ser 1995 (MBIA)...............   5.75    05/15/26      5,325,704
            New York State Dormitory Authority,
   4,000     State University Refg Ser 1993 A...........................   5.50    05/15/08      4,062,040
   1,350     State University Refg Ser 1990 B...........................   7.50    05/15/11      1,546,898
   1,250    Ohio State University, General Receipts, Ser 1999 A (WI)....   5.75    12/01/24      1,220,863
--------                                                                                       -----------
  12,100                                                                                        12,155,505
--------                                                                                       -----------

            Electric Revenue (14.7%)
   3,000    Los Angeles Department of Water & Power, California, Issue
             of 1992....................................................   6.375   02/01/20      3,112,350
   5,000    Sacramento Municipal Utility District, California, Refg 1994
             Ser I (MBIA)...............................................   6.00    01/01/24      5,030,000
   2,950    Kansas City, Kansas, Utility Refg & Impr Ser 1994 (FGIC)....   6.375   09/01/23      3,017,408
   7,750    South Carolina Public Service Authority, 1995 Refg Ser A
             (AMBAC)....................................................   6.25    01/01/22      7,823,780
   4,000    Lower Colorado River Authority, Texas, Jr Lien Seventh Ser
             (FSA)......................................................   4.75    01/01/28      3,350,880
  17,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C..........   4.70    02/01/06     16,837,649
            Intermountain Power Agency, Utah,
   2,000     Refg 1999 Ser A (MBIA).....................................   5.25    07/01/15      1,903,780
   5,000     Refg 1997 Ser B (MBIA)**...................................   5.75    07/01/19      4,890,600
--------                                                                                       -----------
  46,700                                                                                        45,966,447
--------                                                                                       -----------

            Hospital Revenue (15.4%)
   5,000    Birmingham-Carraway Special Care Facilities Financing
             Authority, Alabama, Carraway Methodist Health Ser 1995 A
             (Connie Lee)**.............................................   5.875   08/15/15      4,981,750
   3,500    Colbert County - Northwest Health Care Authority, Alabama,
             Hellen Keller Hospital Refg Ser 1990.......................   8.75    06/01/09      3,642,135
   2,000    Montgomery Special Care Facilities Financing Authority,
             Alabama, Baptist Health Ser 1998 B (MBIA)..................   5.00    11/15/29      1,679,720
   3,000    Hall County & Gainesville Hospital Authority, Georgia,
             Northeast Georgia Healthcare Ser 1995 (MBIA)...............   6.00    10/01/20      2,989,110
   9,500    Boston, Massachusetts, Boston City Hospital - FHA Mtg Refg
             Ser B......................................................   5.75    02/15/13      9,506,079

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  5,000    New Jersey Health Care Authority, St Barnabas Medical Center
             Ser 1998 B (MBIA)..........................................   4.75%   07/01/28    $ 4,144,400
   4,000    North Carolina Medical Care Commission, Duke University
             Health Ser 1998 A..........................................   4.75    06/01/28      3,225,480
   4,000    Montgomery County, Ohio, Franciscan Medical Center - Dayton
             Ser 1997...................................................   5.50    07/01/18      3,489,960
   2,985    Lehigh County General Purpose Authority, Pennsylvania, St
             Lukes Hospital Ser 1992 (AMBAC)............................   6.25    07/01/22      3,011,955
   2,750    Jefferson County Health Facilities Development Corporation,
             Texas,
             Baptist Health Ser 1989....................................   8.30    10/01/14      2,786,960
   5,000    Washington Health Care Facilities Authority, Swedish Health
             Ser 1998 (AMBAC)...........................................   5.125   11/15/22      4,351,800
   5,000    Wisconsin Health & Educational Facilities Authority, Wausau
             Hospital Refg Ser 1998 A (AMBAC)...........................   5.125   08/15/20      4,393,300
--------                                                                                       -----------
  51,735                                                                                        48,202,649
--------                                                                                       -----------
            Industrial Development/Pollution Control Revenue (12.6%)
  10,360    Pima County Industrial Development Authority, Arizona,
             Tucson Electric
             Power Co Refg Ser 1988 A (FSA).............................   7.25    07/15/10     11,124,568
  10,000    Burlington, Kansas, Kansas Gas & Electric Co Ser 1991
             (MBIA)**...................................................   7.00    06/01/31     10,513,300
   8,000    New York City Industrial Development Agency, New York,
             Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
             (AMT)......................................................   5.65    10/01/28      7,233,520
  10,000    Alliance Airport Authority, Texas, AMR Corp Ser 1990
             (AMT)......................................................   7.50    12/01/29     10,405,400
--------                                                                                       -----------
  38,360                                                                                        39,276,788
--------                                                                                       -----------
            Mortgage Revenue - Multi-Family (2.9%)
   1,250    Lake Charles Non-Profit Housing Development Corporation,
             Louisiana,
             Ser 1990 A (FSA)...........................................   7.875   02/15/25      1,251,263
            Massachusetts Housing Finance Agency,
   1,790     Rental 1994 Ser A (AMT) (AMBAC)............................   6.60    07/01/14      1,860,419
   3,460     Rental 1994 Ser A (AMT) (AMBAC)............................   6.65    07/01/19      3,576,843
   2,420    Minnesota Housing Finance Agency, Rental 1995 Ser D
             (MBIA).....................................................   6.00    02/01/22      2,396,357
--------                                                                                       -----------
   8,920                                                                                         9,084,882
--------                                                                                       -----------
            Mortgage Revenue - Single Family (4.4%)
            Colorado Housing & Finance Authority,
     150     Ser 1990 B-2...............................................   8.00    02/01/18        152,855
   2,500     Ser 1997 A-2 (AMT).........................................   7.25    05/01/27      2,684,824
     135    Idaho Housing Agency, 1988 Ser D-2 (AMT)....................   8.25    01/01/20        137,977
     685    Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed Ser
             1998 C (AMT)...............................................   8.00    11/01/20        704,824
            Olathe, Kansas,
      75     GNMA Collateralized Ser 1990 B.............................   7.50    09/01/10         77,474
     230     GNMA Collateralized Ser 1989 A (AMT) (MBIA)................   8.00    11/01/20        234,798
   1,170    New Orleans Home Mortgage Authority, Louisiana, GNMA
             Collateralized
             1989 Ser B-1 (AMT).........................................   8.25    12/01/21      1,188,919
     420    Mississippi Housing Finance Corporation, GNMA-Backed Ser
             1989 (AMT) (FGIC)..........................................   8.25    10/15/18        428,954
   2,535    Missouri Housing Development Commission, Homeownership 1996
             Ser D (AMT)................................................   7.10    09/01/27      2,647,478

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$     45    Muskogee County Home Finance Authority, Oklahoma, 1990 Ser A
             (FGIC).....................................................   7.60%   12/01/10    $    46,066
     200    Rhode Island Housing & Mortgage Finance Corporation,
             Homeownership
             1988 Ser 1-D (AMT).........................................   7.875   10/01/22        204,190
            South Carolina Housing Finance & Development Authority,
   1,955     Homeownership 1998 Ser C-1 (AMT)...........................   8.125   07/01/21      1,988,900
   1,220     Homeownership 1991 Ser A (AMT).............................   7.40    07/01/23      1,251,000
            Utah Housing Finance Agency,
      60     Ser 1991 B-1...............................................   7.50    07/01/16         61,682
      45     Ser 1989 B (AMT)...........................................   8.25    07/01/21         45,320
   2,000    Virginia Housing Development Authority, 1992 Ser A..........   7.10    01/01/25      2,043,380
--------                                                                                       -----------
  13,425                                                                                        13,898,641
--------                                                                                       -----------

            Nursing & Health Related Facilities Revenue (0.6%)
            New York State Medical Care Facilities Finance Agency,
     825     Mental Health Ser 1987.....................................   8.875   08/15/07        828,003
     565     Mental Health Ser 1990 A (Secondary MBIA)..................   7.75    02/15/20        580,069
     405     Mental Health Ser 1991 A...................................   7.50    02/15/21        425,756
--------                                                                                       -----------
   1,795                                                                                         1,833,828
--------                                                                                       -----------

            Public Facilities Revenue (1.8%)
   2,000    Metropolitan Pier & Exposition Authority, Illinois,
             McCormick Place
             Refg Ser 1998 A (FGIC).....................................   5.50    06/15/18      1,941,160
            Saint Paul Independent School District #625, Minnesota,
   1,700     Ser 1995 C COPs............................................   5.45    02/01/11      1,714,008
   1,800     Ser 1995 C COPs............................................   5.50    02/01/12      1,815,948
--------                                                                                       -----------
   5,500                                                                                         5,471,116
--------                                                                                       -----------

            Transportation Facilities Revenue (12.9%)
   3,000    Alameda Corridor Transportation Authority, California, Sr
             Lien Ser 1999 A (MBIA).....................................   5.25    10/01/21      2,765,550
   3,500    Atlanta, Georgia, Airport Ser 1994 B (AMT) (AMBAC)..........   6.00    01/01/21      3,470,845
            Chicago, Illinois,
   5,000     Chicago-O'Hare International Airport Ser 1996 A (AMBAC)....   5.625   01/01/12      5,053,100
   7,000     Midway Airport 1994 Ser A (AMT) (MBIA).....................   6.25    01/01/24      7,027,580
   5,000    New Jersey Transportation Trust Authority, 1998 Ser A
             (FSA)......................................................   4.50    06/15/19      4,148,650
   2,500    New York State Thruway Authority, Local Highway & Bridge Ser
             1998 A (MBIA)..............................................   5.00    04/01/18      2,242,000
   1,700    Puerto Rico Highway & Transportation Authority, Ser 1998
             A..........................................................   4.75    07/01/38      1,346,179
   8,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...   6.125   11/15/25      7,973,920
   5,000    Pocahontas Parkway Association, Virginia, Route 895
             Connector Ser 1998 A.......................................   5.50    08/15/28      4,278,300
   2,000    Richmond Metropolitan Authority, Virginia, Expressway & Refg
             Ser 1998 (FGIC)............................................   5.25    07/15/17      1,894,220
--------                                                                                       -----------
  42,700                                                                                        40,200,344
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (7.6%)
$  2,500    Coachella, California, Ser 1992 COPs (FSA)..................   6.10%   03/01/22    $ 2,519,225
   3,000    Eastern Municipal Water District, California, Water & Sewer
             Refg Ser 1998 A COPs (FGIC)................................   4.75    07/01/23      2,526,510
   3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)......   5.50    11/01/06      2,886,510
   5,000    Rockdale County Water & Sewage Authority, Georgia, Ser 1999
             A (MBIA)...................................................   5.50    07/01/25      4,699,700
   5,000    Massachusetts Water Resources Authority, 1998 Ser A (FSA)...   4.75    08/01/27      4,101,150
   3,000    Detroit, Michigan, Water Supply 1997 Ser A (MBIA)...........   5.00    07/01/21      2,649,330
   5,000    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)....   5.00    01/01/23      4,401,950
--------                                                                                       -----------
  26,500                                                                                        23,784,375
--------                                                                                       -----------

            Other Revenue (3.2%)
  10,000    New York Local Government Assistance Corporation, Refg Ser
             1997 B (MBIA)..............................................   5.00    04/01/21      8,815,600
   1,450    Cuyahoga County, Ohio, The Medical Center Co Ser 1998
             (AMBAC)....................................................   5.125   02/15/28      1,265,212
--------                                                                                       -----------
  11,450                                                                                        10,080,812
--------                                                                                       -----------

            Refunded (5.3%)
   5,000    Regional Transportation Authority, Illinois, Ser 1994 A
             (AMBAC)....................................................   6.25    06/01/04+     5,407,200
   1,800    Southwestern Illinois Development Authority, Anderson
             Hospital Ser 1992 A........................................   7.00    08/15/02+     1,937,610
   1,340    Missouri Health & Educational Facilities Authority, Missouri
             Baptist Medical Center Refg Ser 1989 (ETM).................   7.625   07/01/18      1,370,820
   3,600    Rio Rancho, New Mexico, Water & Wastewater Ser 1995 A
             (FSA)......................................................   6.00    05/15/06+     3,833,280
   1,000    Shelby County, Tennessee, Refg 1995 Ser A...................   5.625   04/01/05+     1,049,010
   3,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM)....   4.70    02/01/06      2,941,680
--------                                                                                       -----------
  15,740                                                                                        16,539,600
--------                                                                                       -----------

 306,225    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $299,758,957).................   295,948,620
--------                                                                                       -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.7%)
   8,500    Missouri Health & Education Facilities Authority, Cox Health
             Ser 1997 (Demand 12/01/99).................................   3.75*   06/01/15      8,500,000
   3,200    Harris County Health Facilities Development Corporation,
             Texas, St Luke's
             Episcopal Hospital Ser 1997 A (Demand 12/01/99)............   3.70*   02/15/27      3,200,000
--------                                                                                       -----------

  11,700    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost
             $11,700,000)...................................................................    11,700,000
--------                                                                                       -----------

$317,925    TOTAL INVESTMENTS (Identified Cost $311,458,957) (a)..........    98.4%
                                                                                       307,648,620
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.................     1.6
                                                                                         4,879,989
                                                                             -----    ------------

            NET ASSETS....................................................   100.0%
                                                                                      $312,528,609
                                                                             -----    ============
                                                                             -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1999 (unaudited) continued

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    WI      Security purchased on a "when-issued" basis.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
    **      This security is segregated in connection with the purchase of "when-issued" securities.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $6,549,277 and the aggregate gross
            unrealized depreciation is $10,359,614, resulting in net
            unrealized depreciation of $3,810,337.

                            Bond Insurance:
------------------------------------------------------------------------
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- a wholly owned subsidiary of
            AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $311,458,957).............................  $307,648,620
Cash........................................................       30,426
Receivable for:
    Interest................................................    5,792,298
    Investments sold........................................      663,218
Prepaid expenses and other assets...........................      237,632
                                                              -----------

    TOTAL ASSETS............................................  314,372,194
                                                              -----------

LIABILITIES:
Payable for:
    Investments purchased...................................    1,230,450
    Dividends to preferred shareholders.....................      208,830
    Shares of beneficial interest repurchased...............      123,499
    Investment advisory fee.................................      110,280
    Administration fee......................................       68,925
Accrued expenses and other payables.........................      101,601
                                                              -----------

    TOTAL LIABILITIES.......................................    1,843,585
                                                              -----------

    NET ASSETS..............................................  $312,528,609
                                                              ===========

COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares
 authorized of non-participating $.01 par value, 1,000
 shares outstanding)........................................  $100,000,000
                                                              -----------
Common shares of beneficial interest (unlimited shares
 authorized of $.01 par value, 22,874,424 shares
 outstanding)...............................................  213,280,614
Net unrealized depreciation.................................   (3,810,337)
Accumulated undistributed net investment income.............    2,673,137
Accumulated undistributed net realized gain.................      385,195
                                                              -----------

    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS............  212,528,609
                                                              -----------

    TOTAL NET ASSETS........................................  $312,528,609
                                                              ===========

NET ASSET VALUE PER COMMON SHARE
 ($212,528,609 divided by 22,874,424 common shares
 outstanding)...............................................         $9.29
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

STATEMENT OF OPERATIONS
For the six months ended November 30, 1999 (unaudited)
NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $  9,334,133
                                                              ------------

EXPENSES
Investment advisory fee.....................................       647,291
Administration fee..........................................       404,557
Auction commission fees.....................................       163,172
Transfer agent fees and expenses............................        43,280
Professional fees...........................................        31,668
Shareholder reports and notices.............................        22,474
Auction agent fees..........................................        17,129
Registration fees...........................................         9,692
Custodian fees..............................................         8,853
Trustees' fees and expenses.................................         7,749
Other.......................................................        14,776
                                                              ------------

    TOTAL EXPENSES..........................................     1,370,641

Less: expense offset........................................        (8,787)
                                                              ------------

    NET EXPENSES............................................     1,361,854
                                                              ------------

    NET INVESTMENT INCOME...................................     7,972,279
                                                              ------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................    (1,238,630)
Net change in unrealized appreciation.......................   (17,098,278)
                                                              ------------

    NET LOSS................................................   (18,336,908)
                                                              ------------

NET DECREASE................................................  $(10,364,629)
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED          ENDED
                                                       NOVEMBER 30, 1999   MAY 31, 1999
---------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................    $  7,972,279      $ 16,784,754
Net realized gain (loss).............................      (1,238,630)        2,192,129
Net change in unrealized appreciation................     (17,098,278)       (6,180,178)
                                                         ------------      ------------

    NET INCREASE (DECREASE)..........................     (10,364,629)       12,796,705
                                                         ------------      ------------
Dividends to preferred shareholders from net
 investment income...................................      (1,757,528)       (3,464,520)
                                                         ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income................................      (6,054,519)      (13,010,308)
Net realized gain....................................        --              (6,255,848)
                                                         ------------      ------------

    TOTAL............................................      (6,054,519)      (19,266,156)
                                                         ------------      ------------
Decrease from transactions in common shares of
 beneficial interest.................................      (5,790,481)       (7,962,618)
                                                         ------------      ------------

    NET DECREASE.....................................     (23,967,157)      (17,896,589)

NET ASSETS:
Beginning of period..................................     336,495,766       354,392,355
                                                         ------------      ------------
    END OF PERIOD
    (Including undistributed net investment income of
    $2,673,137 and $2,512,905, respectively).........    $312,528,609      $336,495,766
                                                         ============      ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1999 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.25% to the Fund's weekly net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1999 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1999 aggregated $22,763,030 and $34,261,251, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended November 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,987. At November 30, 1999, the Fund had an accrued pension liability of $52,109 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 1998.......................................  24,433,224   $244,332    $226,789,381
Treasury shares purchased and retired (weighted average
 discount 9.68%)*...........................................    (848,200)    (8,482)     (7,954,136)
                                                              ----------   --------    ------------
Balance, May 31, 1999.......................................  23,585,024    235,850     218,835,245
Treasury shares purchased and retired (weighted average
 discount 14.16%)*..........................................    (710,600)    (7,106)     (5,783,375)
                                                              ----------   --------    ------------
Balance, November 30, 1999..................................  22,874,424   $228,744    $213,051,870
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1999 (unaudited) continued

Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                  AMOUNT IN               NEXT          RANGE OF
SERIES  SHARES*   THOUSANDS*   RATE*   RESET DATE   DIVIDEND RATES**
------  -------   ----------   -----   ----------   ----------------
  A       200      $20,000     3.75%    12/07/99     3.10% - 3.95%
  B       200       20,000     3.65     12/07/99      3.00  - 3.80
  C       200       20,000     3.85     08/29/00      3.49  - 3.85
  D       200       20,000     3.35     01/11/00              3.35
  E       200       20,000     3.65     07/03/00      3.55  - 3.65

---------------------

 *   As of November 30, 1999.
**   For the six months ended November 30, 1999.

Subsequent to November 30, 1999 and up through January 7, 2000, the Fund paid dividends to each of the Series A through E at rates ranging from 3.65% to 5.50% in the aggregate amount of $306,108.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

7. DIVIDENDS TO COMMON SHAREHOLDERS

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT           RECORD             PAYABLE
       DATE         PER SHARE          DATE                DATE
------------------  ---------   ------------------  ------------------
September 29, 1999   $0.045      December 3, 1999   December 17, 1999
December 28, 1999    $0.045      January 7, 2000     January 21, 2000
December 28, 1999    $0.045      February 4, 2000   February 18, 2000
December 28, 1999    $0.045       March 3, 2000       March 17, 2000

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                            FOR THE SIX                   FOR THE YEAR ENDED MAY 31*
                                                           MONTHS ENDED      ----------------------------------------------------
                                                         NOVEMBER 30, 1999     1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
                                                            (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period...............            $10.03          $10.41     $10.08     $10.02     $10.36     $10.24
                                                               ------          ------     ------     ------     ------     ------
Income from investment operations:
 Net investment income.............................              0.35            0.70       0.75       0.78       0.79       0.84
 Net realized and unrealized gain (loss)...........             (0.79)          (0.18)      0.33       0.19      (0.22)      0.26
                                                               ------          ------     ------     ------     ------     ------
Total income (loss) from investment operations.....             (0.44)           0.52       1.08       0.97       0.57       1.10
                                                               ------          ------     ------     ------     ------     ------
Less dividends and distributions from:
 Net investment income.............................             (0.26)          (0.54)     (0.60)     (0.60)     (0.65)     (0.72)
 Common share equivalent of dividends paid to
   preferred shareholders..........................             (0.08)          (0.14)     (0.15)     (0.14)     (0.15)     (0.16)
 Net realized gain.................................                --           (0.26)        --      (0.20)     (0.12)     (0.10)
                                                               ------          ------     ------     ------     ------     ------
Total dividends and distributions..................             (0.34)          (0.94)     (0.75)     (0.94)     (0.92)     (0.98)
                                                               ------          ------     ------     ------     ------     ------
Anti-dilutive effect of acquiring treasury
 shares............................................              0.04            0.04         --       0.03       0.01         --
                                                               ------          ------     ------     ------     ------     ------
Net asset value, end of period.....................            $ 9.29          $10.03     $10.41     $10.08     $10.02     $10.36
                                                               ======          ======     ======     ======     ======     ======
Market value, end of period........................            $7.563          $ 8.75     $9.625     $9.375     $ 9.00     $9.688
                                                               ======          ======     ======     ======     ======     ======
TOTAL RETURN+......................................            (10.78)%(1)      (1.21)%     9.08%     13.52%      0.67%      8.15%

RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Expenses...........................................              1.23%(2)(3)     1.19%(3)   1.18%(3)   1.14%(3)   1.16%(3)   1.21%
Net investment income before preferred stock
 dividends.........................................              7.15%(2)        6.73%      7.31%      7.70%      7.68%      8.37%
Preferred stock dividends..........................              1.58%(2)        1.39%      1.46%      1.41%      1.44%      1.55%
Net investment income available to common
 shareholders......................................              5.57%(2)        5.34%      5.85%      6.29%      6.24%      6.82%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............          $312,529        $336,496   $354,392   $349,294   $355,587   $368,225
Asset coverage on preferred shares at end of
 period............................................               312%            336%       354%       349%       355%       368%
Portfolio turnover rate............................                 7%(1)          17%        21%         5%        14%        16%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
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PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISOR
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Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
MUNICIPAL PREMIUM INCOME TRUST


Semiannual Report
November 30, 1999